Organization, Description of Business and Going Concern (Details) - USD ($)				1 Months Ended	6 Months Ended
	Nov. 03, 2023	Aug. 29, 2022	Mar. 01, 2022	Oct. 19, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Description of Business and Going Concern (Details) [Line Items]
Shares comprise description					(a) 8,202 ordinary shares denominated in SGD, (b) 3,440 preference shares denominated in SGD, and (c) 5,002 preference shares denominated in USD in exchange for the allotment and issuance of 16,644 ordinary shares of Webuy.
Share forward split (in Shares)		43,274,400
Net loss					$ (3,673,984)	$ (4,187,312)
Net cash used in operating activities					(884,672)	(2,608,493)
Total equity deficit					$ (6,445,384)	$ (4,432,237)	$ (2,775,749)	$ (1,249,613)
Issuance of additional convertible notes and equity			$ 4,822,400
Convertible loan notes converted to shares			$ 2,920,800
New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern (Details) [Line Items]
Interest percentage		100.00%
Issued shares (in Shares)		16,644
Forecast [Member]
Organization, Description of Business and Going Concern (Details) [Line Items]
Net proceeds	$ 1,528,800
Forecast [Member] | Initial Public Offering [Member]
Organization, Description of Business and Going Concern (Details) [Line Items]
Net proceeds				$ 13,528,942
Forecast [Member] | Over-Allotment Option [Member]
Organization, Description of Business and Going Concern (Details) [Line Items]
Net proceeds	$ 546,000
Share Swap Agreement [Member] | New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern (Details) [Line Items]
Interest percentage		100.00%